Consolidated Statements of Operations and Comprehensive Income (Loss) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
General and administrative expenses
Amortization of debt issue costs				205,242
Amortization of property and equipment	933	1,228	1,621	32,829
Bad debt expense				84,952
Consulting and subcontracts	13,486	105,188	137,398	1,811,154
Filing and regulatory fees	13,018	12,448	13,261	197,541
Foreign exchange loss (gain)	4,037	2,031	(2,938)	(32,402)
Imputed interest (Note 7)	56,664	55,944	55,536	385,674
Interest expense				2,302,583
Management fees (Note 8)	30,000	30,000	30,000	304,750
Mineral property exploration costs (Note 5)	12,660	50,110	54,276	1,983,642
Recovery of exploration costs (Note 5)	(141,354)	(75,000)		(216,354)
Office, rent and telephone	3,094	35,673	38,759	774,368
Professional fees	29,660	29,948	34,456	508,551
Travel and shareholder communication	1,781	15,118	23,570	997,461
Net loss before other income (loss)	(23,979)	(262,688)	(385,939)	(9,339,991)
Other income (loss)
Realized gain (loss) on sale of marketable security		(37,810)	(1,306)	18,336
Realized (loss) on reallocation from Accumulated Other Comprehensive Loss			(30,900)	(91,303)
Impairment on available-for-sale investments		(20,919)	(57,837)	(78,756)
Fair value adjustment of derivative liabilities	29,637	139,576	439,388	1,976,323
Mineral property acquisition costs written off				(126,417)
Accounts payable written off				46,281
Income from discontinued operations				369,213
Interest income				41,799
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Basic and diluted net loss per share	0.00	0.00	0.00
Weighted average number of common shares used in per share calculations	99,593,825	98,061,038	94,040,367
Comprehensive income (loss)
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Loss realized on investments disposal transferred to earning			30,900	91,303
Unrealized holding gain (loss) on available-for-sale investments	(4,015)		45,787	(95,318)
Comprehensive income (loss)	1,643	(181,841)	40,093	(7,188,530)